CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Millions	Total	Parent [Member]	Common Stock [Member]	Capital in excess of par value [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss) [Member]	Noncontrolling interest [Member]
Beginning of year at Dec. 31, 2009			$ 2	$ 5,583	$ 4,920	$ (1,036)	$ 3,269
Net earnings (loss)	2,459				2,224		235
Total other comprehensive income (loss), net of income taxes	419					426	(7)
Purchase of AllianceBernstein Units by noncontrolling interest							5
Purchase of noncontrolling interest in consolidated entity							(5)
Repurchase of AllianceBernstein Holding units							(148)
Dividends and distributions					300		(357)
Other				10			126
End of year at Dec. 31, 2010	14,947	11,829	2	5,593	6,844	(610)	3,118
Net earnings (loss)	2,826				2,927		(101)
Total other comprehensive income (loss), net of income taxes	292					313	(21)
Purchase of AllianceBernstein Units by noncontrolling interest							1
Purchase of noncontrolling interest in consolidated entity							(31)
Repurchase of AllianceBernstein Holding units							(140)
Dividends and distributions					379		(312)
Other				150			189
End of year at Dec. 31, 2011	17,543	14,840	2	5,743	9,392	(297)	2,703
Net earnings (loss)	216				95		121
Total other comprehensive income (loss), net of income taxes	606					614	(8)
Purchase of AllianceBernstein Units by noncontrolling interest							0
Purchase of noncontrolling interest in consolidated entity							0
Repurchase of AllianceBernstein Holding units							(145)
Dividends and distributions					362		(219)
Other				249			42
End of year at Dec. 31, 2012	$ 17,930	$ 15,436	$ 2	$ 5,992	$ 9,125	$ 317	$ 2,494